Note 11 - Investments in Non-consolidated Companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Non-current assets	$ 8,787,107	$ 9,017,064
Current assets	5,464,192	5,381,154
Total assets	14,251,299	14,398,218
Non-current liabilities	657,444	746,349
Current liabilities	1,718,363	2,070,899
Total liabilities	2,375,807	2,817,248
Non-controlling interests	92,610	98,785
Revenues	7,658,588	5,288,504	$ 4,293,592
Gross profit	2,379,288	1,603,447	1,127,908
Net income for the year attributable to owners of the parent	876,063	544,737	55,298
Total comprehensive income for the year, net of tax, attributable to owners of the parent	776,713	683,531	$ 81,702
Ternium s.a. [member]
Statement Line Items [Line Items]
Non-current assets	8,121,824	7,727,283
Current assets	4,426,038	4,395,283
Total assets	12,547,862	12,122,566
Non-current liabilities	3,236,756	3,442,521
Current liabilities	1,826,530	2,827,275
Total liabilities	5,063,286	6,269,796
Non-controlling interests	1,091,321	842,347
Revenues	11,454,807	9,700,296
Gross profit	2,971,479	2,297,271
Net income for the year attributable to owners of the parent	1,506,647	886,219
Total comprehensive income for the year, net of tax, attributable to owners of the parent	1,176,964	815,434
Usiminas [member]
Statement Line Items [Line Items]
Non-current assets	4,696,896	5,661,947
Current assets	2,148,322	2,193,096
Total assets	6,845,218	7,855,043
Non-current liabilities	1,933,207	2,344,042
Current liabilities	860,862	920,924
Total liabilities	2,794,069	3,264,966
Non-controlling interests	369,333	425,988
Revenues	3,766,241	3,367,937
Gross profit	612,156	513,712
Net income for the year attributable to owners of the parent	$ 194,381	$ 74,019